SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Nov. 30, 2021
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Schedule of non-cash transactions

	November 30,	November 30,
	2021	2020
	$	$
Equipment accrued through accounts payable	801	3,833
Shares issued to acquire intangible asset	—	5,070
Shares issued to acquire businesses	92,637	3,524
Contractual obligation incurred to acquire intangible asset	—	11,227
Share units released – non-cash portion	907	589
Settlement of obligation to issue shares	1,126	1,920
Exercise of warrants – non-cash portion	2	—
Exercise of options – non-cash portion	1,933	—
Settlement of finders’ fee payable	—	99
Settlement of trade accounts receivable with promissory note	—	1,360
Right of use asset – Lease liability settlement	—	167
Warrants issued pursuant to bought deal financing	4,345	—
Right of use assets acquired through lease liability	—	4,968